UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
October 01, 2024 to October 31, 2024

Commission File Number of issuing entity:	333-261321-01

Central Index Key Number of issuing entity:	0001947427

Daimler Trucks Retail Trust 2022-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-261321

Central Index Key Number of depositor:	0001893766

Daimler Trucks Retail Receivables LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0001892832

Daimler Truck Financial Services USA LLC
(Exact name of sponsor as specified in its charter)

State of Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

92-6058394
(I.R.S. Employer Identification No.)

14372 Heritage Parkway, Suite 400
Fort Worth, Texas
(Address of principal executive offices of issuing entity)

76177
(Zip Code)

800-222-4221
(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-2 Asset Backed Notes	☐	☐	☒
Class A-3 Asset Backed Notes	☐	☐	☒
Class A-4 Asset Backed Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 15, 2024 a distribution was made to holders of notes of the issuing entity. The distribution report for this distribution is attached to this Form 10-D as Exhibit 99.1.

No assets held by issuing entity were the subject of a demand to repurchase or replace for breach of the representations and warranties during the period from October 01, 2024 to October 31, 2024.

Reference is made to the most recent Form ABS – 15G for repurchase demand activity relating to the issuing entity which was filed by Dailer Truck Financial Services USA LLC, as securitizer, with the Securities and Exchange Commission on February 20, 2024. The CIK number of Daimler Truck Financial Services USA LLC is 0001892832.

PART II - OTHER INFORMATION

Item 10. Exhibits.

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Daimler Trucks Retail Trust 2022-1
(Issuing Entity)

By: Daimler Truck Financial Services USA LLC
(Servicer)

Date: November 22, 2024	By: /s/ Gianni P. Gatto
Gianni P. Gatto
Vice President and Chief Financial Officer

EXHIBIT INDEX

Exhibit
No.	Description of Exhibit
99.1	Distribution report of the issuing entity